Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (1)	% of subsequent collection(1)
Overdue but within 1 year	$541,427	$533,544	98.5%
Not yet due	1,953,874	1,939,557	99.3%
Total gross accounts receivable	2,495,301	2,473,101	99.1%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,473,101	99.1%

Accounts receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection(2)
Overdue but within 1 year	$594,421	$594,421	100%
Not yet due	2,155,793	2,155,793	100%
Total gross accounts receivable	2,750,214	2,750,214	100%
Allowance for credit losses	-	-	-
Accounts receivable	$2,750,214	$2,750,214	100%

(1)	The amount of subsequent collection is as of July 15, 2025.

(2)	As of July 22, 2024, 99.5% of the overdue amounts (within one year) and 98.9% of the amounts not yet due had been collected. The remaining balances were fully collected during the fiscal year 2025.